Leases - ROU Assets and Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
ROU assets—Property, plant and equipment	$ 984	$ 481
Lease liabilities
Short-term debt	198	121
Long-term debt	$ 803	$ 379